Summary of Significant Accounting Policies - Shares Used in Computing Basic and Diluted Earnings Per Share (Details) - shares shares in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Accounting Policies [Abstract]
Weighted-average common shares outstanding for basic computation	174,391	173,991	173,570	173,670	173,769	173,742	173,624	173,512	173,908	173,662	173,154
Incremental shares issuable for stock options and common stock awards									2,997	3,497	2,418
Weighted-average common shares outstanding for diluted computation	177,506	176,807	176,350	176,948	177,175	173,742	177,136	176,984	176,905	177,159	175,572
Antidilutive securities excluded from computation of earnings per share (in shares)									0	146	38